SENIOR SECURED NOTE PAYABLE (Details Narrative)				1 Months Ended				3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 16, 2023 USD ($)	Sep. 01, 2022 USD ($)	Mar. 02, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Aug. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Short-Term Debt [Line Items]
Debt discount amount				$ 217,961										$ 217,961
Warrant term								31 months 18 days					31 months 18 days
Warrants to purchase shares | shares				75,527,744				75,127,744					75,127,744	75,527,744
Exercise price | $ / shares				$ 0.0659				$ 0.048					$ 0.048	$ 0.0659
Debt discount													$ 217,962	$ 753,736
Principal payments													200,000
Accrued interest	$ 18,000
Interest expense													142,860	107,145
Penalties on note payable, recorded in note principal													792,757
Amortization of discounts													217,961	$ 44,924
Beginning in September 2022 [Member]
Short-Term Debt [Line Items]
Debt interest rate												125.00%
Debt instrument redemption percentage												110.00%
Debt Conversion, Original Debt, Amount												$ 179,592
Preferred Stock Redemption Discount												$ 1,428,571
Long-Term Debt, Description												In the event that the Company issue or sells additional shares of Common Stock or Common Stock Equivalents in a Qualified Offering at a price per share which multiplied by 75% is less than the Warrant Calculation Price, the number of Warrant Shares issuable upon exercise of this Warrant will increase to be equal to the product obtained by multiplying: (WCP/BP) x (WS) whereby: (WCP) = the Warrant Calculation Price. (BP) = 75% of the price per share sold in the Qualified Offering. (WS) = the number of Warrant Shares that would be issuable upon exercise of this Warrant in accordance with the terms of this Warrant immediately prior to the Qualified Offering if such exercise were by means of a cash exercise rather than a cashless exercise; The term “Warrant Calculation Price” means $0.05
Debt conversion price percentage												70.00%
Trading days | Integer												20
Warrant term												5 years
Warrants to purchase shares | shares												22,857,143
Exercise price | $ / shares												$ 0.0001
Debt discount												$ 531,983
12-month Senior Secured Note [Member]
Short-Term Debt [Line Items]
Face amount			$ 1,142,857
Debt instrument original interest rate			12.50%
Debt interest rate			12.50%
Proceeds from convertible debt			$ 869,972
Debt discount amount			142,857
Legal fees			$ 120,028
First Modification [Member]
Short-Term Debt [Line Items]
Principal payments		$ 7,200,000					$ 10,000,000
Payment tem description							the payment schedule from seven (7) months to six (6) months
Lender received shares | shares							1,904,762
Fair value of warrants							$ 58,884
Debt discount per share | $ / shares							$ 0.03
Second Modification [Member]
Short-Term Debt [Line Items]
Payment tem description						The first payment due was delayed from October 2, 2022, to October 17, 2022
Third Modification [Member]
Short-Term Debt [Line Items]
Payment tem description						The first payment due was delayed from October 17, 2022, to November 2, 2022
Fair value of warrants						$ 36,053
Third Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares						1,904,762
Fourth Modification [Member]
Short-Term Debt [Line Items]
Payment tem description					The first payment due was delayed from November 2, 2022, to November 17, 2022
Fifth Modification [Member]
Short-Term Debt [Line Items]
Payment tem description					The first payment due was delayed from November 17, 2022, to December 17, 2022
Fair value of warrants					$ 37,955
Fifth Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares					1,904,762
Sixth Modification [Member]
Short-Term Debt [Line Items]
Payment tem description				The first payment due was delayed from December 17, 2022, to January 17, 2023
Fair value of warrants				$ 33,936
Sixth Modification [Member] | Lender [Member]
Short-Term Debt [Line Items]
Purchase of common stock warrants | shares				1,904,762										1,904,762
Seventh Through Eleventh Modification [Member]
Short-Term Debt [Line Items]
Debt instrument redemption percentage											137.50%
Principal payments											$ 3,000,000
Debt maturity date											May 16, 2023
Accrued interest											$ 36,600
Twelfth Modification [Member]
Short-Term Debt [Line Items]
Debt instrument redemption percentage										142.50%
Principal payments										$ 3,000,000
Debt maturity date										Jul. 02, 2023
Thirteenth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date									Dec. 02, 2023
Fourtheenth and Fifteenth Modification [Member]
Short-Term Debt [Line Items]
Debt maturity date								Jan. 31, 2024
Accrued interest								$ 5,000
Interest expense													142,860	$ 107,145
Accrued expense													61,430	0
Aggregate amount				$ 924,896				$ 1,997,044					$ 1,997,044	$ 924,896